Contingencies and Commitments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 4,719	$ 4,040
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	1,513	1,866
Financial guarantees
Commitments, guarantees:
Guarantor obligations, maximum exposure	$ 65	$ 56